SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Index Asset Allocation Fund (the “Fund”)

Effective immediately, Manjunath Boraiah, John R. Campbell, CFA, David Neal, CFA, Nick Toporkov, Ph.D., CFA, Robert M. Wicentowski, CFA, and Limin Xiao, Ph.D., CFA are hereby added as portfolio managers to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management”, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2013
Manjunath Boraiah, Portfolio Manager / 2022
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
John R. Campbell, CFA, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
David Neal, CFA, Portfolio Manager / 2022
Nick Toporkov, Ph.D., CFA, Portfolio Manager / 2022
Robert M. Wicentowski, CFA, Portfolio Manager / 2022
Limin Xiao, Ph.D., CFA, Portfolio Manager / 2022

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Manjunath Boraiah Index Asset Allocation Fund

Mr. Boraiah joined Allspring Investments or one of its predecessor firms in 2019, where he currently serves as Senior Portfolio Manager and Global Head of the Systemic Edge Fixed Income team. Prior to Allspring Investments, Manju was managing director and head of systematic macro strategies at State Street Global Advisors (SSGA), where he headed the research and portfolio management for a global systematic multi-strategy hedge fund. Before that, Manju was a founding partner and co-head of research at Incapture Investments and Technologies.

John R. Campbell, CFA Index Asset Allocation Fund	Mr. Campbell joined Allspring Investments or one of its predecessor firms in 2006, where he currently serves as a Senior Portfolio Manager for the Systemic Edge Equity team.
David Neal, CFA Index Asset Allocation Fund	Mr. Neal joined Allspring Investments or one of its predecessor firms in 2006, where he currently serves as a Portfolio Manager for the Systematic Edge Equity team.
Nick Toporkov, Ph.D., CFA Index Asset Allocation Fund

Mr. Toporkov joined Allspring Investments or one of its predecessor firms in 2021, where he currently serves as portfolio manager for the Systematic Edge Fixed Income team. Prior to Allspring, he worked as a quantitative investment associate at Virginia Retirement System (VRS) and as a data scientist at Afiniti.

Robert M. Wicentowski, CFA Index Asset Allocation Fund	Mr. Wicentowski joined Allspring Investments or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Systemic Edge Equity team.
Limin Xiao, Ph.D., CFA Index Asset Allocation Fund

Ms. Xiao joined Allspring Investments or one of its predecessor firms in 2019, where she currently serves as portfolio manager for Systematic Edge Fixed Income team. Prior to Allspring, she worked as a quantitative researcher for MSCI Inc., and as a researcher for Research Affiliates, LLC.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Manjunath Boraiah[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$188.28 M

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Pooled Investment Vehicles
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Boraiah became a portfolio manager of the Fund on June 10, 2022. The information presented in this table is as of May 31, 2022, at which time Mr. Boraiah was not a portfolio manager of the Fund.

John R. Campbell, CFA[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$1.71 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	6
	Total Assets Managed	$75.99 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Campbell became a portfolio manager of the Fund on June 10, 2022. The information presented in this table is as of May 31, 2022, at which time Mr. Campbell was not a portfolio manager of the Fund.

David Neal, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$1.16 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Mr. Neal became a portfolio manager of the Fund on June 10, 2022. The information presented in this table is as of May 31, 2022, at which time Mr. Neal was not a portfolio manager of the Fund.

Nick Toporkov, Ph.D., CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$227.19 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$831.25 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Toporkov became a portfolio manager of the Fund on June 10, 2022. The information presented in this table is as of May 31, 2022, at which time Mr. Toporkov was not a portfolio manager of the Fund.

Robert M. Wicentowski, CFA[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$2.41 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$504.95 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	28
	Total Assets Managed	$669.89 M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$75.12 M
1.	Mr. Wicentowski became a portfolio manager of the Fund on June 10, 2022. The information presented in this table is as of May 31, 2022, at which time Mr. Wicentowski was not a portfolio manager of the Fund.

Limin Xiao, Ph.D., CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$26.30 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0

Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Ms. Xiao became a portfolio manager of the Fund on June 10, 2022. The information presented in this table is as of May 31, 2022, at which time Ms. Xiao was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Manjunath Boraiah	Index Asset Allocation Fund	$0
John R. Campbell, CFA	Index Asset Allocation Fund	$0
David Neal, CFA	Index Asset Allocation Fund	$0
Nick Toporkov, Ph.D., CFA	Index Asset Allocation Fund	$0
Robert M. Wicentowski, CFA	Index Asset Allocation Fund	$0
Limin Xiao, Ph.D., CFA	Index Asset Allocation Fund	$0

June 10, 2022	AFAM062/P503CSP